RISK MANAGEMENT (Details 14) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total financial assets	R$ 1,768,272,370	R$ 1,642,232,630
Non-current assets held for sale	1,328,530	1,236,931
Investments in associated companies	9,616,840	8,970,513
Property and equipment	11,118,009	11,971,122
Intangible assets and goodwill	22,107,146	18,799,813
Current income and other tax assets	12,964,018	14,440,840
Deferred income tax assets	92,518,924	84,214,585
Other assets	9,597,412	10,422,358
Total non-financial assets	159,250,879	150,056,162
Total assets	1,927,523,249	1,792,288,792
Total financial liabilities	1,687,092,479	1,562,548,666
Other provisions	22,337,844	22,647,973
Current income tax liabilities	1,546,656	1,593,037
Deferred income tax liabilities	1,607,527	1,633,292
Other liabilities	47,924,619	43,854,987
Total non-financial liabilities	73,416,646	69,729,289
Total shareholders´equity	167,014,124	160,010,837
Total equity and liabilities	1,927,523,249	1,792,288,792
Financial Instruments Current [Member]
IfrsStatementLineItems [Line Items]
Total financial assets	1,126,742,741
Non-current assets held for sale	1,328,530
Investments in associated companies
Property and equipment
Intangible assets and goodwill
Current income and other tax assets	4,792,051
Deferred income tax assets	12,492,585
Other assets	8,298,254
Total non-financial assets	26,911,420
Total assets	1,153,654,161	1,017,874,979
Total financial liabilities	836,764,249
Other provisions	3,753,085
Current income tax liabilities	1,546,656
Deferred income tax liabilities	210,623
Other liabilities	45,723,436
Total non-financial liabilities	51,233,800
Total shareholders´equity
Total equity and liabilities	887,998,049	897,505,729
Financial Instruments Non Current [Member]
IfrsStatementLineItems [Line Items]
Total financial assets	641,529,629
Non-current assets held for sale
Investments in associated companies	9,616,840
Property and equipment	11,118,009
Intangible assets and goodwill	22,107,146
Current income and other tax assets	8,171,967
Deferred income tax assets	80,026,339
Other assets	1,299,158
Total non-financial assets	132,339,459
Total assets	773,869,088	774,413,813
Total financial liabilities	850,328,230
Other provisions	18,584,759
Current income tax liabilities
Deferred income tax liabilities	1,396,904
Other liabilities	2,201,183
Total non-financial liabilities	22,182,846
Total shareholders´equity	167,014,124
Total equity and liabilities	R$ 1,039,525,200	R$ 894,783,063